Long-term debt (Tables)	12 Months Ended
Dec. 31, 2024
Borrowing costs [abstract]
Disclosure of detailed information about borrowings
The long-term debt is comprised by the following notes:

Loan	Amount	Annual interest rate	Monthly amortization	Maturity	December 31, 2024	December 31, 2023	December 31, 2022

MetLife 10-year	150,000,000	4.55%	(1)	August 2026	141,711,651	144,266,224	146,723,915
Series A Senior Note	65,000,000	5.03%	(3)	September 2024	—	65,000,000	65,000,000
Series B Senior Note	60,000,000	5.31%	(3)	September 2027	60,000,000	60,000,000	60,000,000
Series A Senior Note	45,000,000	5.50%	(3)	May 2025	45,000,000	45,000,000	45,000,000
Series B Senior Note	45,000,000	5.85%	(3)	May 2028	45,000,000	45,000,000	45,000,000
MetLife 10-year	118,000,000	4.75%	(2)	December 2027	102,334,454	103,955,374	117,867,109
MetLife 8-year	26,600,000	4.75%	(1)	August 2026	25,183,482	25,620,991	26,041,321
Series RC Senior Note	70,000,000	5.18%	(4)	June 2029	70,000,000	70,000,000	70,000,000
Series RD Senior Note	15,000,000	5.28%	(5)	June 2031	15,000,000	15,000,000	15,000,000
Vesta ESG Global bond 35/8 05/31	350,000,000	3.63%	(6)	May 2031	350,000,000	350,000,000	350,000,000
					854,229,587	923,842,589	940,632,345

Less: Current portion					(49,856,047)	(69,613,002)	(4,627,154)

Less: Direct issuance cost					(7,178,913)	(8,655,835)	(10,132,759)

Total Long-term debt					$797,194,627	$845,573,752	$925,872,432
(1)On July 22, 2016 the Entity entered into a 10-year loan agreement with MetLife, interest on this loan is paid on a monthly basis. In March 2021, under this credit facility, an additional loan was contracted for $26,600,000 bearing interest on a monthly basis at a fixed interest rate of 4.75%. Principal amortization over the two loans commenced on September 1, 2023. This credit facility is guaranteed with 48 of the Entity’s properties.
(2)On November 1, 2017, the Entity entered into a 10-year loan agreement with MetLife, interest on this loan is paid on a monthly basis. The loan bears monthly interest only for 60 months and thereafter monthly amortizations of principal and interest until it matures on December 1, 2027. This loan is secured by 19 of the Entity’s investment properties under a Guarantee Trust. On November 28, 2023, the Entity prepaid $12,194,600 associated with the sale of one investment property under the Guarantee trust.

(3)Series A Senior Notes and Series B Senior Notes are not secured by investment properties of the Entity.
The interest on these notes is paid on a monthly basis. As of December 31, 2023, the first tranche of Series A Senior Notes amounting to $65,000,000 was classified within the current portion of long-term debt and subsequently settled in August 2024. As of December 31, 2024, the second tranche, amounting to $45,000,000 and maturing in May 2025, is also included in the current portion of long-term debt.

(4)On June 25, 2019, the Entity entered into a 10-year senior notes series RC to various financial institutions, interest on these loans is paid on a semiannual basis beginning on December 14, 2019.
The note payable matures on June 14, 2029. Five of its subsidiaries are jointly and severally liable to repay these notes under these notes payable.
(5)On June 25, 2019, the Entity entered into a 12-year note payable to various financial institutions, interest on these loans is paid on a semiannual basis beginning December 14, 2019. The note payable matures on June 14, 2031. Five of its subsidiaries are joint obligators under these notes payable.
(6)On May 13, 2021, the Entity offered $350,000,000 Senior Notes, Vesta ESG Global bond 35/8 05/31 with maturity on May 13, 2031. Interest is paid on a semiannual basis at an annual interest rate of 3.625%. The cost incurred for this issuance was $7,746,222.

Disclosure of maturity analysis for non-derivative financial liabilities
Scheduled maturities and periodic amortization of long-term debt are as follows:

2026	165,520,823
2027	158,852,717
2028	45,000,000
2029	70,000,000
2030	—
Thereafter	365,000,000
Less: direct issuance cost	(7,178,913)

Total long-term debt	$797,194,627
The maturities of the long-term debt as of December 31, 2024, 2023 and 2022 is as follows:

December 31, 2024	Weighted average interest rate %	1 to 3 months	3 months to 1 year	1 to 4 years	5 or more years	Total

Long-term debt		$1,219,162	$2,417,352	$485,593,073	$365,000,000	$854,229,587
Accrued interest	4.98%	6,349,288	19,356,107	109,696,698	21,873,658	157,275,751

		$7,568,450	$21,773,459	$595,289,771	$386,873,658	$1,011,505,338

December 31, 2023	Weighted average interest rate %	1 to 3 months	3 months to 1 year	1 to 4 years	5 or more years	Total

Long-term debt		$1,143,783	$67,306,362	$420,392,444	$435,000,000	$923,842,589
Accrued interest	4.98%	17,523,667	20,701,788	118,441,437	29,034,658	185,701,550

		$18,667,450	$88,008,150	$538,833,881	$464,034,658	$1,109,544,139

December 31, 2022	Weighted average interest rate %	1 to 3 months	3 months to 1 year	1 to 4 years	5 or more years	Total

Long-term debt		$1,183,062	$3,444,093	$501,005,191	$435,000,000	$940,632,346
Accrued interest	4.98%	17,700,067	21,144,641	143,645,742	46,594,158	229,084,608

		$18,883,129	$24,588,734	$644,650,933	$481,594,158	$1,169,716,954